BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES
BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

NOTE 27 - BALANCES AND TRANSACTIONS WITH COMPANIES UNDER SECTION 33 - LAW No. 19,550 AND RELATED PARTIES

a)  Controlling Company

As of December 31, 2018, CVH is the controlling company of Telecom Argentina, holding directly and indirectly 38.81% of the total capital stock of the Company, upon the effectiveness of the Merger described under Note 4.a on January 1, 2018 and the effectiveness of the shareholder agreement signed on July 7, 2017 mentioned in this note. The change of control was authorized under ENACOM Resolution No. 5,644-E/2017.

Until November 30, 2017 Nortel was the holder of the 54.74% of the total capital stock of the Company, whereby it exercised control of the Company under the provisions of Section 33 of LGS. As of that date, Nortel held all of the Class "A" shares (51% of total capital stock of the Company) and 7.64% of the Class "B" shares (3.74% of total capital stock of the Company).

As a result of the Company’s Treasury Shares Acquisition Process described in Note 20.d), Nortel’s equity interest in Telecom Argentina amounted to 55.60% of the Company’s outstanding shares as of November 30, 2017. It is important to mention that Pursuant to Section 221 of the LGS, the rights of treasury shares shall be suspended until such shares are sold, and shall not be taken into account to determine the quorum or the majority of votes at the Shareholders’ Meetings.

All of the common shares of Nortel belonged to Sofora until November 30, 2017 and represented 78.38% of the capital stock of Nortel.

Sofora’s capital stock consisted of common stock shares, with nominal value of $1 peso each and entitled to one vote per share. As of November 30, 2017, Sofora’s total shares were held by Fintech, as a result of the total redemption of Sofora’s shares held by WAI during the fiscal year 2017 (see Note 4 f.1.). As of December 31, 2018, Fintech owns all Class "A" shares (31.53% of the total capital stock of the Company) and ADRs that represent rights over 186,999,612 Class "B" shares representing 8.62% of the total capital stock of the Company.

Shareholders’ Agreement: Fintech - CVH

On July 7, 2017 CVH, VLG, Fintech Media LLC (merged to date with Fintech Telecom LLC), Fintech Advisory Inc., GC Dominio S.A. (all of them direct or indirect shareholders of Cablevisión S.A.) and Fintech Telecom LLC (direct or indirect shareholder of Telecom Argentina) entered into a shareholders agreement that governs the exercise of their rights as shareholders of the Company. The Shareholders´ Agreement establishes basically:

•

the representation in the corporate bodies, provided that subject to the fulfillment of certain conditions and as long as CVH holds a certain percentage of Telecom Shares, CVH shall be entitled to designate the majority of the directors, members of the Executive Committee, Audit Committee, Supervisory Committee, CEO and any other Key Employee (other than the CFO and the Internal Auditor). CVH shall also be entitled to nominate the Chairman of the Board of Directors and Fintech to nominate de Vice chairman of the Board of Directors.

•

a scheme of supermajorities and required votes for the approval by the Shareholders´ Meetings or Board of Directors´ Meetings, respectively, of certain matters such as: i) the approval of the Business Plan and the Annual Budget of Telecom Argentina; ii) amendments of the bylaws, iii) changes in Independent Auditors, iv) the creation of committees of the Board of Directors, v) hiring of Key Employees as defined in the Shareholders´ Agreement (Key employees will be proposed by CVH, except for the CFO and the internal auditor); vi) merger of Telecom or any other controlled entity, vii) acquisitions of certain assets, viii) sale of certain assets, ix) capital increases; x) incurrence of indebtedness over certain limits, xi) capital investments not contemplated in the Business Plan and the Annual Budget above certain amounts; xii) related party transactions, xiii) contracts that may impose restrictions to the distribution of dividends; xiv) new lines of business or discontinuing existing lines of business; xv) contracting for significant amounts not contemplated in the Business Plan and the Annual Budget, among others.

Public Tender Offer due to change of control

On June 21, 2018, the Company was informed that CVH (or the “Offeror”) of the promotion and formulation of a Mandatory Public Tender Offer (“PTO”) due to change of control for all the Class “B” common shares issued by Telecom Argentina listed on Bolsas y Mercados Argentinos S.A. (“BYMA”) (including the Class “C” common shares issued by Telecom Argentina that were converted into Class “B” common shares within the stipulated term) which CVH was obliged to perform because CVH had effectively obtained a controlling interest in the Company. CVH attached a copy of the public announcement of the PTO, pursuant to applicable regulations, which was published in Diario Clarín on June 23, 24 and 25 and in BYMA's Daily Bulletin on June 21, 2018 (the “PTO Announcement”).

In said PTO Announcement, CVH informed that, notwithstanding the fact that Fintech Telecom LLC is not obliged under the applicable standards to promote, formulate or launch a PTO and that it has not taken part in the determination or formulation of any of the terms and conditions of the PTO, as provided under the agreement executed between the shareholders of Telecom Argentina, Fintech Telecom LLC has undertaken with regard to CVH to pay and acquire 50% of the shares that will be acquired under the PTO (notwithstanding CVH's right to acquire by itself the first 43,073,760 Class “B” shares).

The price offered in the PTO Announcement for the Class “B” common shares issued by Telecom Argentina that are listed on BYMA (including the Class “C” common shares issued by Telecom Argentina that were converted into Class “B” common shares within the stipulated term) and that are not directly or indirectly held by CVH or Fintech Telecom LLC (the “Shares”, or in singular, the “Share”) tendered by their holders for its acquisition during the Offer Reception Period is 110.85 Argentine Pesos per Share (less any cash dividend per share as may be payable by Telecom Argentina from the date of the PTO Announcement to the date of actual payment of the PTO price and other expenses such as fees for transfer, rights, fees, commissions, taxes, rates or contributions) (the “PTO Price”), which will be paid in pesos in Argentina.

On July 5, 2018, the Board of Directors of Telecom Argentina, in compliance with the provisions of article 3 c), Chapter II, Title III of the Rules of the CNV, expressed the opinion that the Price of the OPA has been fixed in the mandatory terms foreseen in the current legal regime in accordance with Article 88, section I of the Capital Markets Law and issued the Board Report set forth in said Rules.

On September 21, 2018, the Company received a communication from CVH informing the issuance of the resolution dated September 20, 2018, in the case of "Cablevisión Holding S.A. against/National Securities Commission s/Precautionary Measures" Expte. 7998/2018 in process in the Federal Civil and Commercial Court No. 3, pursuant to which, as an interim precautionary measure, the CNV must refrain from issuing and ruling on the authorization of the PTO promoted and formulated by CVH on the June 21, 2018, until the precautionary measure requested is resolved once the provisions of art. 4 of the Law No. 26,854.

On November 28, 2018, CVH notified the Company of the decision issued on November 27, 2018 in re “Cablevisión Holding S.A. v. Comisión Nacional de Valores on Injunctions” File 7,998/2018, pending before Federal Civil and Commercial Court No. 3, whereby the Court deemed accepted (as a requirement of admissibility) the bond required under the decision rendered on November 1, 2018, which had granted the request filed by CVH. It ordered, as a preliminary injunction, the CNV to refrain for six months from issuing any decision on the authorization of the PTO submitted and formulated by CVH on June 21, 2018.

As of the date of issuance of these consolidated financial statements, resolution dated November 1, 2018 which conferring the precautionary measure is still not enforceable.

b)  Related Parties

For the purposes of these consolidated financial statements, related parties are those individuals or legal entities which are related (in terms of IAS 24) to Fintech Telecom LLC and CVH, except companies under sect. 33 of the LGS.

For the years presented, Telecom and Cablevision has not conducted any transactions with Key Managers and/or persons related to them, except the mentioned in e) below.

c)  Balances with Companies under section 33 - Law No. 19,550 and Related Parties

•	Companies under section 33 - Law No. 19,550 – Controlling companies

CURRENT LIABILITIES	Type of related party	As of December 31,
Dividends payables		2018	2017
CVH	Controlling company	—	2,067
VLG	Shareholder	—	3,090
Fintech Media LLC	Shareholder	—	864
		—	6,021

•	Companies under section 33 - Law No. 19,550 – Associates

	Type of related party	As of December 31,
		2018	2017
CURRENT ASSETS
Other receivables (1)
La Capital Cable S.A.	Associate	78	34
Teledifusora San Miguel Arcángel S.A.	Associate	19	40
Ver T.V. S.A.	Associate	47	100
		144	174
CURRENT LIABILITIES
Trade payables
Televisora Privada del Oeste S.A.(2)	Associate	3	—
		3	—
Financial Debt
La Capital Cable S.A.	Associate	—	6
		—	6

•	Related parties

	Type of related party	As of December 31,
		2018	2017
CURRENT ASSETS
Trade receivables
Other Related parties	Related party	92	59
		92	59
CURRENT LIABILITIES
Trade payables
Other Related parties	Related party	565	438
		565	438

(1)	Include 65 and 134 as of December 31, 2018 and as of December 31, 2017, respectively corresponding to dividends receivable.
(2)	Associate Company throughout PEM.

d)  Transactions with Companies under section 33 - Law No. 19,550 and related parties

•      Companies under section 33 - Law No. 19,550– Controlling companies

	Transaction	Type of related party	Years ended December 31,
			2018	2017	2016
			Profit (loss)
			Revenues
Grupo Clarín S.A. (1)	Other services revenues	Controlling company	—	—	3
			—	—	3
			Operating costs
Grupo Clarín S.A. (1)	Advisory services	Controlling company	—	—	(95)
CVH	Advisory services	Controlling company	—	(99)	—
			—	(99)	(95)
			Finance results
Grupo Clarín S.A. (1)	Interests on loans granted	Controlling company	—	—	713
CVH	Interests on loans granted	Controlling company	—	20	—
			—	20	713

(1)	It ceased to be Cablevisión´s controlling company as of May 1, 2017. Note 4.e).

•      Companies under section 33 - Law No. 19,550– Associates

	Transaction	Type of related party	Years ended December 31,
			2018	2017	2016
			Profit (loss)
			Revenues
La Capital Cable S.A.	Services revenues	Associate	11	12	12
La Capital Cable S.A.	Other revenues	Associate	37	29	41
			48	41	53
			Operating costs
La Capital Cable S.A.	Fees for services	Associate	(24)	(19)	(12)
			(24)	(19)	(12)
			Finance results
La Capital Cable S.A.	Interests on debt	Associate	—	(1)	(2)
			—	(1)	(2)

•	Related Parties (2)

	Transaction	Type of related party	Years ended December 31,
			2018	2017	2016
			Profit (loss)
			Revenues
Other Related parties	Advertising sales	Related Party	36	50	3
Other Related parties	Services revenues	Related Party	88	59	39
			124	109	42
			Operating costs
Other Related parties	Programming costs	Related Party	(1,611)	(1,614)	(1,480)
Other Related parties	Editing and distribution of magazines	Related Party	(558)	(363)	(407)
Other Related parties	Advisory services	Related Party	(235)	(356)	(236)
Other Related parties	Advertising purchases	Related Party	(400)	(166)	(131)
Other Related parties	Other purchases	Related Party	(109)	(23)	(37)
			(2,913)	(2,522)	(2,291)

(2)

Includes mainly operations with the following related parties through the Grupo Clarín S.A.: Arte Radiotelevisivo Argentino S.A., Arte Gráfico Editorial Argentino S.A., Unir S.A., Impripost S.A., Tele Red Imagen S.A., GC Gestión Compartida S.A. y Compañía De Medios Digitales S.A.

The transactions discussed above were made on terms no less favorable to Telecom than would have been obtained from unaffiliated third parties. The Board of Directors approved transactions representing more than 1% of the total shareholders’ equity of the Company, after being approved by the Audit Committee in compliance with Law No. 26,831.

Cablevisión agreements with its shareholders

On June 28, 2008, Cablevisión and Grupo Clarín executed a supplementary agreement to the technical assistance agreement, effective as of September 26, 2006, whereby they amended the volume of the services rendered by Grupo Clarín and the mechanism used to determine that company’s annual fee.

On January 6, 2017 and January 5, 2016 respectively, the agreements were amended, setting Grupo Clarín’s annual fees. On April 30, 2017 the contract was terminated as a consequence of the change of controlling company (See Note 4.e).

On May 1, 2017 Cablevisión and Cablevisión Holding S.A., entered into a contract for advisory services and technical assistance under which the parties set the volume of services to be received from Cablevisión Holding S.A. and the way in which the annual fee shall be determined.

On the occasion of the merger described in Note 4.a), the contracts for advisory services and technical assistance subscribed between Cablevisión and CVH have been left without effects.

e)  Key Managers

Compensation for Directors and Key Managers of Telecom Argentina for the year ended December 31, 2018, and for Directors and Key Managers of Cablevisión for the years ended December 31, 2017 and 2016, including social security contribution, amounted to $324,  $77 and $65, respectively (both in current currency on the transaction date), and was recorded as expenses under the line item Employee benefits expenses and severance payments.

As of December 31, 2018, an amount of $157 remained unpaid.

Telecom Argentina has recorded a provision of $83 for the fees of its Board of Directors’ members for the year ended December 31, 2018 (in current currency on the transaction date). The fees to the Board of Directors of Cablevisión for years ended December 31, 2017 and 2016 amounted to approximately $13 and $10, respectively (in current currency on the transaction date).

The members and alternate members of the Board of Directors do not hold executive positions in the Company or Company’s subsidiaries.